INVESTMENTS - Easy Go (Details) shares in Millions	1 Months Ended						6 Months Ended
	Feb. 29, 2016 USD ($) shares	Feb. 29, 2016 CNY (¥) shares	Aug. 31, 2014 USD ($)	Aug. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2016 CNY (¥)
INVESTMENTS
Consideration of the sale of investment							$ 57,537,353	¥ 382,387,499	¥ 61,980,000
Easy Go
INVESTMENTS
Payments made for investment			$ 53,000,000	¥ 324,000,000	$ 53,000,000	¥ 324,000,000
Fair value of available-for-sale investment							$ 33,000,000			¥ 217,000,000
Increase (decrease) in fair value of the investment credited to other comprehensive income | ¥								¥ 41,000,000
Number of securities disposed | shares	6	6
Consideration of the sale of investment	$ 49,000,000	¥ 317,000,000
Gain on sale of securities reclassified from other comprehensive income	$ 23,000,000	¥ 135,000,000